Average Annual Total Returns - Class D Shares - Janus Henderson Emerging Markets Managed Volatility Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	9.19%	4.89%	5.22%	Dec. 17, 2014	8.68%	4.01%	4.35%	Dec. 17, 2014	5.83%	3.69%	3.96%	Dec. 17, 2014	18.42%	5.61%	6.46%